UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2020

Date of reporting period:  September 30, 2019

Item 1. Reports to Stockholders.

Great Lakes Bond Fund
Institutional Class Shares – GLBNX

Great Lakes Disciplined Equity Fund
Institutional Class Shares – GLDNX

Great Lakes Disciplined International Smaller Company Fund
Institutional Class Shares – GLISX

Great Lakes Large Cap Value Fund
Institutional Class Shares – GLLIX

Great Lakes Small Cap Opportunity Fund
Investor Class Shares – GLSCX
Institutional Class Shares – GLSIX

Semi-Annual Report

September 30, 2019

1-855-278-2020
www.glafunds.com

Distributed by Quasar Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds' website (www.glafunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 855-278-2020 or by sending an e-mail request to funds@glafunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 855-278-2020 or send an e-mail request to funds@glafunds.com to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Great Lakes Bond Fund

October 30, 2019

Dear Shareholders:

I. INVESTMENT RESULTS

For the six months ended September 30th of 2019, your Great Lakes Bond Fund returned the following:

Share Class	6 Months ended 9/30/19
Institutional Class	3.31%
Bloomberg Barclays U.S. Aggregate Bond Index	5.42%

During the six months ended September 30, 2019, The Federal Reserve Open Market Committee (Fed), cut the Fed funds target rate twice, in a complete about-face from where we were just a few quarters earlier when the Fed was raising rates.  Trade tariffs with China, Europe and other countries have added volatility to the market, as have concerns about Brexit and a general slowdown in global economic growth.  If we were to look back at the treasury yield curve at the end of the first quarter of 2018 and compare it to the curve at this period end, the image is a near mirror-image from 3 months to 30 years.  Interest rates in the 5 to 10-year part of the curve have fallen over 100 basis points over that time period, and the long end of the curve has rallied nearly 90 basis points over the same period.  These major moves down in yields resulted in markedly higher prices in bonds, especially longer maturity bonds.  The Fund did not participate in much of this move, maintaining a defensive posture and emphasizing yield in shorter maturity bonds and floating rate notes for price stability rather than price appreciation and much more induced volatility.

II. ATTRIBUTION

The Fund under-performed its benchmark significantly, on a total return basis. The yield on the Fund, and the income paid out to shareholders was very competitive with the benchmark, but the price appreciation from longer maturity bonds that drove the majority of the return in the benchmark was muted, given our defensive posture over the period.

III. OUTLOOK

We expect more volatility over the next few quarters in the form of price moves up and down as the market continues to dissect and digest the constant flow of data and chatter from the president and from corporate earnings announcements.  We expect the Fed to continue its easing, in the form of rate cuts, looking for another cut in October, and possibly one more in December (less likely). With regard to structure of the Fund, we have added some longer dated assets in an attempt to move all-in duration closer to that of the benchmark.  Although our outlook is for a flatter yield curve, lower long rates and wider corporate spreads, the specter of increased volatility is very real.  We believe maintaining a shorter duration and average maturity, and continuing to emphasize yield from lower rated, shorter maturity bonds will insulate the Fund shares from some of this expected volatility.

Patrick M. Morrissey

Great Lakes Bond Fund

Past performance is not a guarantee of future results.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. The Funds may invest in ETFs. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. ETFs have management and other expenses. The Fund will bear it’s pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

The opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the schedules of investments for complete holdings information.

It is not possible to invest directly in an index.

Definitions:

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates.  Duration measures how long it takes, in years, for an investor to be repaid the bond’s price by the bond’s total cash flows.

A corporate spread is the difference in yield between a U.S. Treasury bond and a debt security with the same maturity but of lesser quality. Credit spreads between U.S. Treasuries and other bond issuances are measured in basis points, with a 1% difference in yield equal to a spread of 100 basis points.

Average maturity is the average time before bonds or other fixed-income investments mature. The longer the average maturity, the greater the risk of rising interest rates.

Great Lakes Bond Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2019

	1-Year	3-Year	5-Year	Since Inception(1)
Institutional Class	5.95%	1.95%	2.62%	2.38%
Bloomberg Barclays U.S. Aggregate Bond Index(2)	10.30%	2.92%	3.38%	2.72%

(1)	Inception date of the Fund was September 28, 2012.
(2)
The Bloomberg Barclays U.S. Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to the market size of each bond type.  This index can not be invested in directly.

Great Lakes Bond Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2019(1)
(% of Net Assets)

Top 10 Holdings (Unaudited)
September 30, 2019(1)
(% of Net Assets)

Pittsburgh & Allegheny County, Pennsylvania Sports
& Exhibition Authority, 2.150%, 11/01/2039	6.1%
Antero Resources Corp., 5.375%, 11/01/2021	2.9%
Morgan Stanley, 3.407%, 05/08/2024	2.8%
Michigan Finance Authority, 2.050%, 09/01/2050	2.8%
General Electric Co., 3.303%, 04/15/2023	2.6%
Valero Energy Partners, 4.375%, 12/15/2026	2.6%
Ford Motor Credit Co., LLC, 5.750%, 02/01/2021	2.5%
Deutsche Bank, 2.700%, 07/13/2020	2.4%
U.S. Treasury Bond, 0.000%, 08/15/2029	2.4%
Federal Home Loan Mortgage Association, 4.000%, 06/15/2037	2.1%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Disciplined Equity Fund

October 28, 2019

Dear Shareholders:

I. INVESTMENT RESULTS

For the six months ended September 30th of 2019, your Great Lakes Disciplined Equity Fund returned the following:

Share Class	6 Months ended 9/30/19
Institutional Class	4.72%
S&P 500 Index	6.08%

During the six months ended September 30, 2019, U.S. equities moved higher across the market cap spectrum with the exception of small cap stocks (as measured by Russell 2000® Index) posting a slightly negative return for the period.  Much of the outperformance came in June and September as volatility increased in response to U.S. and global growth concerns, and ongoing geopolitical tension.  September saw a nice bounce, with value stocks appearing to get a long-awaited bid.

In this six-month period, growth indices continued their outperformance versus value counterparts across the capitalization spectrum.  During September, however, value stocks outpaced growth stocks across the entire large-cap spectrum.  The Russell 1000® Growth Index returning 6.2% and its value counterpart returning 5.25% for the six-month period.  Isolating September performance we see The Russell 1000® Growth Index returning .01% while the Russell 1000 Value® Index posted a 3.57% return.

Within the S&P 500®, the Energy and Health Care sectors lagged the market as the only two sectors posting negative returns for the period.  Leading sector returns were the Utilities and Real Estate sectors posting gains of 13.14% and 10.36% respectively. Technology has been the steadiest performer within the S&P 500 and has now advanced over 30% this calendar year.

II. ATTRIBUTION

The table below breaks down the contributions from sector positioning and stock selection:

Source: GLA and Bloomberg. Performance numbers are gross of fees as of September 30, 2019.

Great Lakes Disciplined Equity Fund

In total, sector positioning added 0.79% to active return:

•	Overweighting the Technology sector added 27 basis points (bps), as the sector outperformed the benchmark by well over 3% during this period.

•	Underweighting the Energy sector added 51 bps, as the sector underperformed the S&P 500 Index by a whopping 15%.

Stock selection within the respective sectors detracted 1.53% from active return:

•	Stock selection within the Financials and Industrials sector(s) was poor.

	o	3M Company (MMM, -0.48%) missed estimates and showed lower income across all 5 operating segments. 3M noted strong headwinds from China, and weak auto and electronics markets.

	o	Blackrock (BLK, -0.42%) a slight earnings miss as investors moved into lower fee products which led to revenue pressure.

	o	Xilinx (XLNX, -0.67%) slightly exceeded earnings per share (EPS) estimates but slid on concerns of continued trade war with China and a pending CFO resignation.

•	Stock selection was best within the Materials and Consumer Discretionary sectors.

	o	Home Depot (HD, 0.37%) charged higher on its mid-August earnings release, and has sustained momentum from the strong housing environment.

	o	Danaher Corp (DHR, 0.30%) earnings beat coupled with increased revenue guidance led to continued strong performance in the period.

III. OUTLOOK

In many ways, little has changed since we wrote last quarter’s economic overview.

•
Stocks ended Q2 at a premium to historic norms.  Flattish Q3 performance combined with slow to negative EPS growth leaves us very close to where we started the quarter – at least from a valuation standpoint.

•
A robust employment picture combined with an absence of inflation pressure made for high consumer confidence.  Nothing has changed on those three fronts – with the possible exception of a wobble in the high consumer confidence number.

•
The Federal Reserve (Fed) has already delivered on the two rate cuts which were discounted at the start of the quarter; expectations for a third cut have grown.  This has breathed additional life into the housing market, where we’ve now established cycle highs in building permits, housing starts, and new home sales.

•	We mentioned trade tensions with China, growing unrest in Iran, and The Trump Show in D.C. as possible geopolitical risks.

So, while not much has radically changed with respect to the above, the economic picture and geopolitical risks have evolved:

•
Most notably on the economic front, manufacturing has softened a good deal.  Some of this may be attributable to tariff uncertainty.  Regardless, U.S. Industrial Production is contracting, and the ISM Manufacturing Survey indicates the contraction will worsen.  This means the U.S. is joining the rest of the developed world’s manufacturing contraction.

Great Lakes Disciplined Equity Fund

•
The trade tensions with China remain.  While investors appeared to begin discounting the president making a deal with China in order to mitigate chances of a 2020 recession, the president instead seems to be increasingly intrigued by the idea of restricting capital flows between the U.S. and China.

•
Iran appears to have been the culprit in the attack of the world’s largest oil and gas production facility (approximately 5% of global supply).  This led to a quick, severe spike in oil prices, which was quickly unwound.

•
The Democrats have now launched the impeachment process against President Trump.  We cannot know what type of revelations will result during the inquiry – but expect more noise in the financial markets.

Central Banks around the globe are easing aggressively – in fact, as aggressively as they have since the Global Financial Crisis.  Closer to home, we’ve seen two Fed rate cuts – and odds are we’ll see a third before 2019 ends.  M2 has increased of late, and QT is on hold.  We now wait and see… Can central bank policy help turn the tide?

If so, expect to see more of the high volatility/value rotation we saw in mid-September; if not, expect a modest pullback in the equity market, and continued outperformance by low volatility, short duration, ‘secular growth story’ stocks.

Positioning:
The Large Cap models remain slightly biased against value stocks – especially the smaller value stocks in the Large Cap universe.  The bias has come in considerably since the end of Q2.

Technology stocks saw perhaps the biggest change in forecasts, going from sharply in favor at the beginning of the quarter to sharply out of favor heading into Q4 (on an equal-weighted basis).  Software makers in particular were hard hit.  Utilities swung more into favor, led by Electric Utilities.  Industrials are also now in favor, especially Industrial Parts.

Jon Quigley, CFA

Past performance is not a guarantee of future results.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. The Funds may invest in ETFs. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. ETFs have management and other expenses. The Fund will bear it’s pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

The opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the schedules of investments for complete holdings information.

Definitions:

The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth rates.

Great Lakes Disciplined Equity Fund

Beta measures the sensitivity of rates of return on a fund to general market movements.

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Earnings per share (EPS) estimates are calculated as a company’s profit (net income, or earnings) divided by the outstanding shares of its common stock. The resulting number serves as an indicator of a company’s profitability.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Russell 2000® Index, a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index, and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The S&P 100® is a sub-set of the S&P 500®, measures the performance of large cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent.

The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market.

The Russell Top 200® Growth Index measures the performance of the especially large cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap. It includes Russell Top 200® Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The companies also are members of the Russell 1000® Growth Index.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

Great Lakes Disciplined Equity Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2019

	1-Year	3-Year	5-Year	10-Year	Since Inception(1)
Institutional Class	3.23%	11.58%	9.62%	12.55%	13.32%
S&P 500 Index(2)	4.25%	13.39%	10.84%	13.24%	14.12%

(1)	Inception date of the Fund was June 1, 2009.
(2)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. This index can not be invested in directly.

Great Lakes Disciplined Equity Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2019(1)
(% of Net Assets)

Money Market Fund &
Other Assets and Liabilities, Net
0.3%
Utilities
2.0%
Real Estate
2.7%
Communication Services
2.7%
Energy
3.2%
Materials
5.5%
Financials
7.9%
Information Technology
25.3%
Consumer Staples
14.2%
Industrials
14.1%
Health Care
11.7%
Consumer Discretionary
10.4%

Top 10 Equity Holdings (Unaudited)
September 30, 2019(1)
(% of Net Assets)

Microsoft Corp.	7.1%
Home Depot, Inc.	3.7%
Visa, Inc. – Class A	3.4%
Texas Instruments, Inc.	3.1%
Union Pacific Corp.	2.9%
Mondelez International, Inc.	2.8%
QUALCOMM, Inc.	2.8%
Colgate-Palmolive Co.	2.8%
Alphabet, Inc. – Class C	2.7%
Amazon.com, Inc.	2.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Disciplined International Smaller Company Fund

October 8, 2019

Dear Shareholders:

I. INVESTMENT RESULTS

For the six months ended September 30, 2019, your Great Lakes Disciplined International Smaller Company Fund returned the following:

Share Class	6 Months ended 9/30/19
Institutional Class	-3.52%
MSCI ACWI ex-USA SMID Cap Index	0.64%

International markets continue to be stuck in neutral, with global trade tensions, Brexit uncertainty, and Middle East tensions all diminishing visibility and eroding confidence.  This lack of visibility is well reflected in the strong relative performance of Utilities and Equity REITs, each of which has a short-duration.  Basic Materials and Energy sectors, by contrast, have struggled of late, posting wide losses.

This defensive positioning is also shown in the poor relative performance Emerging Market stocks and smaller-cap stocks, which lag the performance of their Developed and large-cap peers, respectively.  Solid performance from Greece, Russia, and Italy were notable exceptions to the risk averse positioning.

With global central banks seemingly engaged in a synchronous easing, markets can gain a toehold here and perhaps push higher in the next six months, barring any disastrous geopolitical events.

II. ATTRIBUTION

With international equities treading water during the past six months, the portfolio’s average beta of just about 1.00 had a minimal impact on the Fund’s return.

The aggregate characteristics of the stocks owned by the Fund were a nice boost to relative performance, contributing over one percent to active return.  We note the portfolio’s bias against stocks with a residual volatility boosted the Fund’s performance nicely during the past six months.  A modest pro-Growth bias also helped a bit.  There were no significant detractors from factor positioning.

Sector and industry positioning had a relatively neutral impact on Fund performance.  Modest overweights in the Energy sector (Equipment & Services, Exploration & Production) combined to detract about 30 basis points (bps) from active return.  By contrast, a small overweight to Gold & Precious Metals boosted active return by 34 bps during the six months ended September 30th.

In total, our positioning among countries detracted 58 bps from active return.  Specifically, overweighting Korea and Chile combined to detract 83 bps.  However, underweighting China and India offset 75 bps of this relative loss.

Currency exposure had a negative impact on Fund performance during the past 6 months, detracting almost one percent.  Having less than market exposure to the Japanese Yen and overweighting the Korean Won were the largest detractors.  Conversely, the Fund benefited from overweighting the Canadian Dollar.

Stocks – Stock selection was poor during the past 6 months, detracted over two percent from the Fund’s active return.

Great Lakes Disciplined International Smaller Company Fund

Our biggest positive contributors were SmartGroup Corporation Limited and Anglogold Ashanti Limited.  Smartgroup is an Australian employee management service which increased its dividend and posted better-than-expected results.  Anglogold was boosted by a generally bullish run for gold stocks in response to easy global monetary policy.

Detractors from active return included Jenax Incorporated (despite no obvious catalyst prompting the decline) and Hanmi Pharmaceutical Company Limited, which dropped sharply on news that Janssen would not renew its $810m licensing deal.

III. OUTLOOK

Our International Smaller Company model currently favors companies with a larger market capitalization profile and has a decidedly unfavorable forecast for smaller growth stocks.  The model also has a tilt against stocks with high stock-specific, total, and residual volatility.

From a sector perspective, the models favor Financial (Equity REITs, Banks) stocks, while Technology (Semiconductors, Electronics, IT Software & Services) stocks are currently out of favor.

From a Region and Country perspective, the model continues to favor Japan as well as Singapore and Taiwan.  The models also maintain a sizeable bias against the Far East region (especially Korea, China, and India).  All told, the models have a large tilt against Emerging markets, and in favor of Developed markets.

Jon Quigley, CFA

Disclosures:

Past performance is not a guarantee of future results.

Price Momentum measures the rate of the rise or fall in stock prices. Momentum is measured by continually taking price differences for a fixed time interval.

Price to Earnings ratio is the ratio of a company’s stock price to the company’s earnings per share. The ratio is used in valuing companies.

Dividend yield is a ratio that indicates how much a company pays out in dividends each year relative to its share price. Dividend yield is represented as a percentage and can be calculated by dividing the dollar value of dividends paid in a given year per share of stock held by the dollar value of one share of stock.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Beta measures the sensitivity of rates of return on a fund to general market movements.

The MSCI ACWI ex-USA SMID Cap Index (MSCI) captures mid and small cap representation across 22 of 23 Developed Market (DM) countries. The index is unmanaged and cannot be invested in directly. P/E data excludes non-earning stocks. Price/Earnings Ratio: The Price to Earnings Ratio (P/E) is a measure of value for a company. It is equal to the price of a share of common stock divided by the earnings per share for a twelve-month period. Average Market Capitalization: the product of a security’s price & the number of shares outstanding.

Great Lakes Disciplined International Smaller Company Fund

The opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the schedules of investments for complete holdings information.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. This is greater is emerging markets. The Funds may invest in ETFs. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. ETFs have management and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities. The small-cap companies in which the Fund invests may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies. Small-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.

Great Lakes Disciplined International Smaller Company Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2019

	1-Year	3-Year	Since Inception(1)
Institutional Class	-10.36%	1.20%	1.48%
MSCI ACWI ex-USA SMID Cap Index(2)	-4.54%	5.03%	6.43%

(1)	Inception date of the Fund was December 21, 2015.
(2)
The MSCI ACWI ex-USA SMID Cap Index captures mid and small cap representation across 22 of 23 Developed Market countries (excluding the U.S.) and 23 Emerging Markets countries.  This index can not be invested in directly.

Great Lakes Disciplined International Smaller Company Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2019(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2019(1)
(% of Net Assets)

ICADE – REIT	2.3%
WSP Global, Inc.	2.2%
Rightmove plc	2.2%
UOL Group Ltd.	2.1%
HomeServe plc	2.1%
Choice Properties – REIT	2.1%
First Capital Realty, Inc.	2.1%
Elia System Operator SA/NV	2.0%
Canadian Western Bank	2.0%
SmartGroup Corp., Ltd.	2.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Large Cap Value Fund

November 6, 2019

Dear Shareholders:

I. INVESTMENT RESULTS

After a sharp recovery through the first three months of 2019 that followed the decline in the fall quarter of 2018, the S&P 500 returned to normalcy and has advanced at a mid-single digit rate of 6.1% through the spring and summer.  Global economic growth has slowed as progress has entered its eleventh year, while corporate profits are moving up at a lower pace now.  Interest rates slipped during this six-month period, reflecting global economic movement as well as a return to an accommodative policy by central banks.  Inflation remains low despite the U.S. move to full employment.

Share Class	6 Months ended 9/30/19
Institutional Class	4.44%
Russell 1000 Value Index	5.25%

II. ATTRIBUTION

Since global economic growth slowed but remained positive, results from broad areas of the portfolio were mostly mixed.  Financials, despite an August drop when interest rates dipped, and big-ticket goods led the strategy, while energy holdings, especially in oil services where both positions fell over 20% in price, trailed.  All three areas are relatively more sensitive to the economic pace.

In health care, services leader United Health Group slipped 12.1% in price, but wholesaler McKesson rose 16.7% and retailer-insurer-pharmacy benefit manager CVS moved up 16.9%.  Among industrial manufacturing and services holdings, General Electric declined 10.5% in price as concerns over runoff long-term care reinsurance reserves emerged, but defense prime Lockheed Martin advanced 30.0%, reflecting new product contract wins.  Among consumer-oriented holdings, although Philip Morris International dipped 14.0% in price due to possible slowing of growth of its heated reduced risk tobacco products, toy-entertainment leader Hasbro jumped 39.6% as the industry moved to other retailers after the close of Toys-R-Us and the Hasbro product lineup for Christmas appears very strong.

III. OUTLOOK

World economic recovery and advance now moving through its eleventh year continues to support corporate profits and stock prices. Inflation remains low even with a U.S. return to full employment.  While movement to accommodative monetary policy, with a current pause at the Federal Reserve Bank is likely to limit short-term interest rate movement through 2019, this prolonged period of low global interest rates may be having an unknown effect on economies and investment markets.  Uncertainty over the direction of economies as well as trade and tariff policies appears to have affected business activity this fall.  Valuation of equities by historical standards is still less attractive than earlier in this decade as stock prices have risen more than corporate profits through the recovery and advance.  We intend to continue our value approach, emphasizing rising or high earning power, supportive valuation and sufficient diversification.

Edward J. Calkins, CFA
Senior Portfolio Manager
Fund Shareholder

Great Lakes Large Cap Value Fund

Definitions:

The S&P 500 Index is a broad based index of 500 stocks, which is widely recognized as representative of the equity market in general. It is not possible to invest directly in an index.

The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth rates.

One cannot invest directly in an index.

Past performance does not guarantee future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. For a complete list of fund holdings, please see the Schedule of Investments included in this report.

Mutual fund investing involves risk. Principal loss is possible. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets.

Great Lakes Large Cap Value Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2019

	1-Year	3-Year	5-Year	Since Inception(1)
Institutional Class	-1.43%	8.46%	7.51%	10.74%
Russell 1000 Value Index(2)	4.00%	9.43%	7.79%	11.29%

(1)	Inception date of the Fund was September 28, 2012.
(2)
The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.  This index can not be invested in directly.

Great Lakes Large Cap Value Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2019(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2019(1)
(% of Net Assets)

Booking Holdings, Inc.	3.8%
Royal Dutch Shell – Class A – ADR	3.6%
Alphabet, Inc. – Class C	3.4%
Merck & Co., Inc.	3.2%
Oracle Corp.	3.2%
American Express Co.	3.1%
Citigroup, Inc.	3.1%
General Electric Co.	3.1%
Biogen, Inc.	3.0%
Prudential Financial, Inc.	3.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Small Cap Opportunity Fund

October 29, 2019

Dear Shareholders:

I. INVESTMENT RESULTS

The Great Lakes Small Cap Opportunity Institutional Class (GLSIX) slightly outperformed the Fund’s benchmark, the Russell 2000 index return by 18 basis points over the course of the six months ending on September 30th, 2019.

Share Class	6 Months ended 9/30/19
Investor Class	-0.36%
Institutional Class	-0.18%
Russell 2000 Index	-0.36%

II. ATTRIBUTION

Strong stock selection in Financials, Consumer Staples, and Energy sectors were the largest contributors to relative performance. Also, helping our cause was our overweight in Industrials and underweight in Health Care sectors.  On the flip side, our underweight in Utilities and Real Estate and disappointing stock performance from Cars.com offset much of our relative gains.

Strong stock selection in the Financials sector served us well, enabling us to generate over 100 basis points of alpha.  Four of our holdings – PRA Group, Horace Mann Educators, Axis Capital, and First American Financial – were all up strong double digits as earnings results came in better than anticipated.

In Consumer Staples, e.l.f Beauty appreciated 65% during the period.  After missing several quarterly earnings estimates, management re-set fiscal year 2019 sales and earnings expectations to a level that appears to be very achievable.  Based on industry data, it appears fundamentals are improving, and management’s execution on its cost reduction program is on track.

The Energy sector was the worst performing sector, returning -31.5%.  Dril-Quip significantly outperformed, returning +4.5%, as solid earnings results underscore strong execution by management and a gradually improving offshore market.

Despite increasing concerns about the pace of economic growth, small-cap cyclicals outperformed with the Industrial sector leading the way and advancing 6.2% during the period. We benefited from our overweight position (26% versus 15%) relative to the Russell 2000 index. Stock selection was mixed with solid double-digit gains from UniFirst (UNF), Acuity Brands (AYI), and Armstrong World Industries (AWI).  This was offset by weak relative performance from two of our industrial distributors, MSC Industrials (MSM) and WESCO International (WCC).

An underweight in the weak performing Health Care sector helped our relative performance by nearly 100 basis points.  Within the sector, the biotechnology and pharmaceutical industries, were the worst performers, declining 11% and 23% respectively.  We have no exposure to these industries and have intentionally stayed away from these businesses as they do not meet our investment criteria of cash flow generating enterprises.

Our underweights in Utilities and Real Estate detracted from relative performance.  The expectation of lower rates plus a flight to yield investments drove stocks higher in these two sectors.  We have been underweight in both sectors due to stretched valuations and more attractive valuations elsewhere.

Great Lakes Small Cap Opportunity Fund

The Information Technology sector was our worst performing sector on a relative basis, underperforming by 250 basis points.  The majority of our underperformance stems from our investment in Cars.com.  Cars.com stock declined 60% during the period as the company missed 2Q19 earnings, lowered 3Q19 earnings guidance, and announced the completion of its strategic review without an actionable bid.  We figured that a takeover was remote given the prolonged timeframe, but the weaker than expected fundamentals caught us off guard.  While the stock’s valuation looks very compelling, we have not added to our position as we are in the process of re-evaluating the company’s fundamentals and our investment thesis.

Thanks for your trust and patience,

Benjamin Kim, CFA

The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization.

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Alpha is a used as a measure of performance, indicating when a strategy has managed to beat the market return over some period. Alpha, often considered the active return on an investment, gauges the performance of an investment against a market index or benchmark that is considered to represent the market’s movement as a whole. The excess return of an investment relative to the return of a benchmark index is the investment’s alpha. Alpha may be positive or negative and is the result of active investing.

Cash flow is a measure of a company’s financial performance, calculated as operating cash flow minus capital expenditures.  FCF is the amount of cash that a company has left over after it has paid all of its expenses, including investments.

Past performance is not a guarantee of future results.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. The Funds may invest in ETFs. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. ETFs have management and other expenses. The Fund will bear it’s pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

The opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the schedules of investments for complete holdings information.

It is not possible to invest directly in an index.

Great Lakes Small Cap Opportunity Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2019

	1-Year	3-Year	5-Year	10-Year	Since Inception(1)
Investor Class	-2.03%	8.48%	6.54%	10.85%	13.81%
Institutional Class	-1.76%	8.75%	6.82%	11.14%	14.11%
Russell 2000 Index(2)	-8.89%	8.23%	8.19%	11.19%	13.24%

(1)	Inception date of each class was December 5, 2008.
(2)
The Russell 2000 Index is a market capitalization-weighted index comprised of the 2,000 smallest companies listed on the Russell 3000 Index, which contains the 3,000 largest companies in the U.S. based on market capitalization.  This index can not be invested in directly.

Great Lakes Small Cap Opportunity Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2019(1)(2)
(% of Net Assets)

Top 10 Holdings (Unaudited)
September 30, 2019(1)
(% of Net Assets)

PRA Group, Inc.	5.4%
Acuity Brands, Inc.	4.1%
TripAdvisor, Inc.	4.0%
Crane Co.	3.9%
Investors Bancorp, Inc.	3.9%
Axis Capital Holdings Ltd.	3.5%
WESCO International, Inc.	3.2%
LogMeIn, Inc.	3.2%
Gildan Activewear, Inc.	3.1%
Avnet, Inc.	2.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Excludes securities lending collateral.

Great Lakes Funds

Expense Examples (Unaudited)
September 30, 2019

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees (Investor Class only), and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 – September 30, 2019).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Great Lakes Bond Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (4/1/2019)	Value (9/30/2019)	(4/1/2019 to 9/30/2019)
Institutional Class Actual(2)	$1,000.00	$1,033.10	$2.90
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	$2.88

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.57%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended September 30, 2019 of 3.31%.

Great Lakes Disciplined Equity Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(3)
	Value (4/1/2019)	Value (9/30/2019)	(4/1/2019 to 9/30/2019)
Institutional Class Actual(4)	$1,000.00	$1,047.20	$4.35
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.85%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended September 30, 2019 of 4.72%.

Great Lakes Funds

Expense Examples (Unaudited) – Continued
September 30, 2019

Great Lakes Disciplined International Smaller Company Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (4/1/2019)	Value (9/30/2019)	(4/1/2019 to 9/30/2019)
Institutional Class Actual(2)	$1,000.00	$ 964.80	$7.12
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.31

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.45%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended September 30, 2019 of -3.52%.

Great Lakes Large Cap Value Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(3)
	Value (4/1/2019)	Value (9/30/2019)	(4/1/2019 to 9/30/2019)
Institutional Class Actual(4)	$1,000.00	$1,044.40	$4.34
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.85%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended September 30, 2019 of 4.44%.

Great Lakes Small Cap Opportunity Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(5)
	Value (4/1/2019)	Value (9/30/2019)	(4/1/2019 to 9/30/2019)
Investor Class Actual(6)	$1,000.00	$ 996.40	$5.59
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.65
Institutional Class Actual(6)	$1,000.00	$ 998.20	$4.35
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.65	$4.39

(5)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.12% and 0.87% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(6)	Based on the actual returns for the six-month period ended September 30, 2019 of -0.36% and -0.18% for the Investor Class and Institutional Class, respectively.

Great Lakes Bond Fund

Schedule of Investments (Unaudited)
September 30, 2019

Description	Par	Value

CORPORATE BONDS – 64.3%

Communication Services – 4.4%
CCO Holdings LLC
5.750%, 01/15/2024	$677,000	$693,925
Indiana Bell Telephone Co., Inc.
7.300%, 08/15/2026	535,000	653,714
Michigan Bell Telephone Co.
7.850%, 01/15/2022	1,651,000	1,828,960
Walt Disney Co.
7.280%, 06/30/2028 (a)	1,771,000	2,383,109
		5,559,708

Consumer Discretionary – 5.6%
Carnival Corp.
3.950%, 10/15/2020	941,000	957,924
Daimler Finance North America LLC
2.677% (3 Month LIBOR USD + 0.390%), 05/04/2020 (a)^	650,000	650,732
General Motors Financial Co., Inc.
3.200%, 07/13/2020	2,500,000	2,514,115
Leggett & Platt, Inc.
3.500%, 11/15/2027	1,950,000	1,963,716
Service Corp. International
7.500%, 04/01/2027	775,000	951,313
		7,037,800

Consumer Staples – 0.9%
HJ Heinz Co.
6.375%, 07/15/2028	1,000,000	1,153,104

Energy – 10.0%
Antero Resources Corp.
5.375%, 11/01/2021	3,781,000	3,662,844
Kinder Morgan, Inc.
5.300%, 12/01/2034	1,794,000	2,063,200
Marathon Oil Corp.
2.700%, 06/01/2020	1,991,000	1,995,116
6.800%, 03/15/2032	798,000	999,205
Sinopec Group Overseas Development 2015
2.500%, 04/28/2020 (a)	650,000	650,476
Valero Energy Partners
4.375%, 12/15/2026	3,007,000	3,268,138
		12,638,979

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Par	Value

CORPORATE BONDS – 64.3% (Continued)

Financials# – 29.3%
Affiliated Managers Group
3.500%, 08/01/2025	$445,000	$461,395
Bank of America Corp.
4.000%, 04/01/2024	1,000,000	1,072,638
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	1,750,000	2,045,251
Citigroup, Inc.
4.500%, 01/14/2022	1,030,000	1,083,126
3.224% (3 Month LIBOR USD + 1.100%), 05/17/2024^	1,000,000	1,009,247
Corporate Office Properties LP
3.700%, 06/15/2021	1,448,000	1,464,691
Credit Suisse Group Funding Ltd.
3.800%, 09/15/2022	1,000,000	1,040,242
3.800%, 06/09/2023	827,000	864,265
Deutsche Bank
2.700%, 07/13/2020	3,000,000	2,994,341
3.273% (3 Month LIBOR USD + 0.970%), 07/13/2020^	1,500,000	1,496,645
Ford Motor Credit Co., LLC
5.750%, 02/01/2021	3,105,000	3,210,860
3.810%, 01/09/2024	1,190,000	1,186,564
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,593,000	1,679,303
5.750%, 01/24/2022	831,000	895,605
3.177% (3 Month LIBOR USD + 1.050%), 06/05/2023^	2,187,000	2,201,204
3.717% (3 Month LIBOR USD + 1.600%), 11/29/2023^	1,250,000	1,288,343
Macquarie Bank Ltd
2.400%, 01/21/2020 (a)	250,000	250,144
Manufacturers & Traders Trust Co.
2.778% (3 Month LIBOR USD + 0.640%), 12/01/2021^	2,303,000	2,302,201
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	205,760
Morgan Stanley
5.500%, 01/26/2020	475,000	480,141
5.500%, 07/24/2020	1,000,000	1,027,102
3.208% (3 Month LIBOR USD + 0.930%), 07/22/2022^	900,000	907,055
3.407% (3 Month LIBOR USD + 1.220%), 05/08/2024^	3,467,000	3,516,959
Reliance Standard Life II
2.375%, 05/04/2020 (a)	520,000	520,878
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	605,000	619,814

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Par	Value

CORPORATE BONDS – 64.3% (Continued)

Financials# – 29.3% (Continued)
Symetra Financial Corp.
4.250%, 07/15/2024	$640,000	$683,669
Wells Fargo & Co.
4.125%, 08/15/2023	1,439,000	1,528,089
3.486% (3 Month LIBOR USD + 1.230%), 10/31/2023^	827,000	839,923
		36,875,455

Health Care – 0.9%
Teva Pharmaceutical Finance
2.250%, 03/18/2020	1,150,000	1,137,062

Industrials – 6.9%
3M Co.
6.375%, 02/15/2028	1,500,000	1,935,589
General Electric Co.
3.119% (3 Month LIBOR USD + 1.000%), 03/15/2023^	681,000	671,095
3.303% (3 Month LIBOR USD + 1.000%), 04/15/2023^	3,330,000	3,280,231
Rolls-Royce plc
2.375%, 10/14/2020 (a)	1,792,000	1,794,295
Stanley Black & Decker, Inc.
3.400%, 12/01/2021	1,000,000	1,020,508
		8,701,718

Information Technology – 2.8%
FLIR Systems, Inc.
3.125%, 06/15/2021	800,000	808,890
Juniper Networks, Inc.
4.500%, 03/15/2024	2,500,000	2,686,237
		3,495,127

Materials – 2.4%
Ball Corp.
5.000%, 03/15/2022	1,655,000	1,746,025
Dow Chemical Co.
3.000%, 11/15/2022	1,250,000	1,274,325
		3,020,350

Utilities – 1.1%
PSEG Power LLC
4.150%, 09/15/2021	1,379,000	1,416,773
Total Corporate Bonds
(Cost $79,739,734)		81,036,076

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Par	Value

MUNICIPAL BONDS – 13.3%
Carol Stream, Illinois Park District
6.100%, 11/01/2032 – AGM Insured	$500,000	$519,020
Chicago, Illinois Board of Education
Series A
4.000%, 12/01/2020	1,000,000	1,021,360
Cook County, Illinois
Series B
4.940%, 11/15/2023 – BAM Insured	500,000	525,660
Horatio, Arkansas School District #55
4.750%, 08/01/2024	150,000	150,145
Illinois Sports Facilities Authority
5.000%, 06/15/2022	230,000	246,553
5.000%, 06/15/2029	500,000	603,295
5.000%, 06/15/2030 – BAM Insured	500,000	610,980
Johnson City, Tennessee Health & Educational
Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025 – NATL Insured	230,000	246,772
Madison & Jersey Counties Illinois United School District #11
5.625%, 12/01/2026	250,000	264,352
Maine Housing Authority Mortgage Revenue
Series A1
3.050%, 11/15/2025	250,000	261,130
Michigan Finance Authority
Series B
2.050%, 09/01/2050 (b)	3,500,000	3,500,000
Minnesota Housing Finance Agency
Series C
3.200%, 01/01/2025 – FHLMC, FNMA, GNMA Insured	195,000	206,398
New Orleans, Louisiana
Series A
5.000%, 12/01/2019	250,000	251,208
Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority
Series B
2.150%, 11/01/2039 – AGM Insured (b)	7,700,000	7,700,000
Richland County, Illinois Community United School District #1
Series B
4.000%, 12/01/2034 – AGM Insured	625,000	668,981
Total Municipal Bonds
(Cost $16,673,350)		16,775,854

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Par	Value

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES – 11.1%
Federal Home Loan Mortgage Association
Series 293, Class IO
4.000%, 11/15/2032, #S50007 (c)	$625,940	$87,170
Series 4488, Class BD
3.000%, 05/15/2033	413,437	425,437
Series 4676, Class VD
4.000%, 08/15/2037	2,250,000	2,423,028
Series 4759, Class NM
3.000%, 09/15/2045	1,000,000	1,029,882
Series 4849, Class JV
4.500%, 06/15/2037	2,498,366	2,706,739
Federal Home Loan Mortgage Corporation Pool
2.500%, 08/01/2032, #C91531	156,814	157,396
3.000%, 10/01/2032, #D99625	97,762	100,878
4.000%, 10/01/2040, #G06061	181,552	194,093
4.000%, 08/01/2042, #Q10153	200,020	213,933
4.000%, 01/01/2049, #T65519	1,386,352	1,418,791
Federal National Mortgage Association
Series 2008-6, Class BF
2.518% (1 Month LIBOR USD + 0.500%), 02/25/2038^	934,011	939,492
Series 2011-144, Class FW
2.468% (1 Month LIBOR USD + 0.450%), 10/25/2040^	435,157	436,994
Series 2013-130, Class CA
2.500%, 06/25/2043	379,040	387,473
Series 2013-130, Class CD
3.000%, 06/25/2043	689,163	714,401
Federal National Mortgage Association Pool
5.170%, 06/01/2028, #468516	220,456	253,772
4.500%, 06/01/2034, #MA1976	166,320	179,047
4.000%, 04/01/2038, #MA3337	213,928	224,133
4.500%, 04/01/2039, #930922	163,615	177,187
4.000%, 03/01/2045, #AY6502	209,753	220,134
4.500%, 06/01/2048, #CA1952	288,960	305,995
Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	250	249
Series 2012-109, Class AB
1.388%, 09/16/2044	57,261	56,342
Series 2013-145, Class AG
3.734%, 09/16/2044 (d)	445,908	472,003

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Par	Value

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES – 11.1% (Continued)
Government National Mortgage Association (Continued)
Series 2017-99, Class DB
3.000%, 03/20/2046	$500,000	$524,239
Series 2018-52, Class AE
2.750%, 05/16/2051	265,359	267,820
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $13,552,239)		13,916,628

COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.1%
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	536,441
Commercial Mortgage Trust
Series 2012-CR1, Class AM
3.912%, 05/17/2045	350,000	362,397
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	22,411	22,754
FREMF Mortgage Trust
Series 2014-K37, Class B
4.714%, 01/25/2047 (a)(d)	1,000,000	1,088,196
Greenpoint Mortgage
Series 2003-1, Class A1
4.775%, 10/25/2033 (d)	106,432	108,163
GS Mortgage Securities Trust
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	537,543
Sequoia Mortgage Trust
Series 2013-10, Class A1
3.500%, 08/25/2043 (a)(d)	1,796,885	1,826,475
3.500%, 09/25/2043 (a)(d)	770,298	779,538
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.483%, 08/15/2039 (d)	5,587	5,599
UBS – Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/12/2049	500,000	510,960
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4
2.931%, 07/17/2048	1,000,000	1,036,921

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Par	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.1% (Continued)
Wells Fargo Commercial Mortgage Trust (Continued)
Series 2016-NXS6, Class A4
2.918%, 11/18/2049	$1,000,000	$1,036,385
Series 2016-LC25, Class A4
3.640%, 12/15/2059	1,000,000	1,083,999
Total Commercial Mortgage-Backed Securities
(Cost $8,759,698)		8,935,371

U.S. TREASURY SECURITY – 2.4%
U.S. Treasury Bond
0.000%, 08/15/2029 (e)
Total U.S. Treasury Security
(Cost $2,949,759)	3,500,000	2,973,001

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Shares	Value

INVESTMENT COMPANY – 1.1%
Nuveen Quality Municipal Income Fund
Total Investment Company
(Cost $1,315,512)	96,254	$1,382,207

MONEY MARKET FUND – 0.5%
First American Government Obligations Fund – Class Z, 1.83% (f)
Total Money Market Fund
(Cost $675,985)	675,985	675,985
Total Investments – 99.8%
(Cost $123,666,277)		125,695,122
Other Assets and Liabilities, Net – 0.2%		285,230
Total Net Assets – 100.0%		$125,980,352

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities are deemed to be liquid by the Adviser.  As of September 30, 2019, the value of these investments were $12,194,854, or 9.7% of total net assets.

^	Variable rate security – The rate shown is the rate in effect as of September 30, 2019.
#	As of September 30, 2019, the Fund had a significant portion of its assets invested in the financials sector. See Note 12 in the Notes to the Financial Statements.
(b)
Adjustable rate security.  The rate is determined by a remarketing agreement whereby an issuer contracts with a securities dealer to serve as the remarketing agent.  The remarketing agent is responsible for determining the interest rate the issuer pays on the bond until the next reset date.

(c)	Interest only security.
(d)	Variable rate security. The coupon is based on an underlying pool of loans.
(e)	Principal only security.
(f)	The rate shown is the annualized seven-day effective yield as of September 30, 2019.

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

AGM – Assured Guaranty
BAM – Build America Mutual Assurance Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
NATL – National Public Finance Guarantee Corporation

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited)
September 30, 2019

Description	Shares	Value

COMMON STOCKS – 99.7%

Communication Services – 2.7%
Alphabet, Inc. – Class C*	961	$1,171,459

Consumer Discretionary – 10.4%
Advance Auto Parts, Inc.	963	159,280
Amazon.com, Inc.*	609	1,057,169
Aptiv plc	3,122	272,925
Home Depot, Inc.	6,819	1,582,144
McDonald’s Corp.	1,033	221,796
O’Reilly Automotive, Inc.*	2,136	851,217
Tiffany & Co.	1,427	132,183
Tractor Supply Co.	2,106	190,467
		4,467,181

Consumer Staples – 14.2%
Coca-Cola Co.	9,547	519,739
Colgate-Palmolive Co.	16,328	1,200,271
Constellation Brands, Inc. – Class A	1,777	368,337
Kimberly-Clark Corp.	5,335	757,837
Mondelez International, Inc.	21,832	1,207,746
PepsiCo, Inc.	2,452	336,169
Philip Morris International, Inc.	3,041	230,903
Procter & Gamble Co.	7,293	907,103
Walmart, Inc.	4,751	563,849
		6,091,954

Energy – 3.2%
Baker Hughes	7,093	164,558
Hess Corp.	11,600	701,568
National Oilwell Varco, Inc.	11,596	245,835
Williams Cos., Inc.	11,049	265,839
		1,377,800
Financials – 7.9%
Aflac, Inc.	8,931	467,270
Aon plc	3,655	707,498
Berkshire Hathaway, Inc. – Class B*	4,355	905,927
CME Group, Inc.	861	181,964
Moody’s Corp.	1,790	366,646
S&P Global, Inc.	2,379	582,807
Willis Towers Watson plc	914	176,375
		3,388,487

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Shares	Value

COMMON STOCKS – 99.7% (Continued)

Health Care – 11.7%
Align Technology, Inc.*	744	$134,604
Anthem, Inc.	3,831	919,823
Boston Scientific Corp.*	3,684	149,902
Danaher Corp.	5,056	730,238
IDEXX Laboratories, Inc.*	733	199,325
Laboratory Corp. of America Holdings*	4,759	799,512
PerkinElmer, Inc.	3,305	281,487
Quest Diagnostics, Inc.	6,824	730,373
Zimmer Biomet Holdings, Inc.	4,600	631,442
Zoetis, Inc.	3,681	458,616
		5,035,322

Industrials – 14.1%
3M Co.	5,687	934,943
Allegion plc	2,600	269,490
AMETEK, Inc.	10,290	944,828
CSX Corp.	2,285	158,282
Equifax, Inc.	3,514	494,314
L3Harris Technologies, Inc.	3,352	699,361
Republic Services, Inc.	1,921	166,262
Teledyne Technologies, Inc.*	724	233,121
Union Pacific Corp.	7,564	1,225,217
Verisk Analytics, Inc.	2,286	361,508
Waste Management, Inc.	4,832	555,680
		6,043,006

Information Technology# – 25.3%
Adobe, Inc.*	628	173,485
Apple, Inc.	3,436	769,561
Autodesk, Inc.*	927	136,918
Fiserv, Inc.*	2,382	246,751
KLA Corp.	2,490	397,030
Lam Research Corp.	2,951	682,006
MasterCard, Inc. – Class A	2,238	607,774
Microsoft Corp.	21,858	3,038,918
Paychex, Inc.	5,349	442,737
QUALCOMM, Inc.	15,799	1,205,148
Texas Instruments, Inc.	10,169	1,314,241
Trimble, Inc.*	4,636	179,923

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Shares	Value

COMMON STOCKS – 99.7% (Continued)

Information Technology# – 25.3% (Continued)
Visa, Inc. – Class A	8,424	$1,449,012
Workday, Inc. – Class A*	1,111	188,826
		10,832,330

Materials – 5.5%
Air Products & Chemicals, Inc.	4,245	941,796
Martin Marietta Materials, Inc.	2,345	642,764
PPG Industries, Inc.	6,579	779,677
		2,364,237

Real Estate – 2.7%
Prologis, Inc. – REIT	4,350	370,707
Realty Income Corp. – REIT	7,790	597,337
VEREIT, Inc. – REIT	15,515	151,737
		1,119,781

Utilities – 2.0%
American Electric Power Co., Inc.	2,213	207,336
NextEra Energy, Inc.	1,776	413,790
Southern Co.	3,619	223,546
		844,672
Total Common Stocks
(Cost $36,290,921)		42,736,229

MONEY MARKET FUND – 0.3%
First American Government Obligations Fund – Class Z, 1.83%^
Total Money Market Fund
(Cost $139,078)	139,078	139,078
Total Investments – 100.0%
(Cost $36,429,999)		42,875,307
Other Assets and Liabilities, Net – 0.0%		(12,471)
Total Net Assets – 100.0%		$42,862,836

*	Non-income producing security.
#	As of September 30, 2019, the Fund had a significant portion of its assets invested in the information technology sector. See Note 12 in the Notes to the Financial Statements.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2019.

REIT – Real Estate Investment Trust

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Great Lakes Disciplined International Smaller Company Fund

Schedule of Investments (Unaudited)
September 30, 2019

Description	Shares	Value

COMMON STOCKS – 91.2%

Australia – 5.3%
ARB Corp Ltd. (a)	6,168	$79,362
BWP Trust – REIT (a)	54,370	145,014
carsales.com Ltd. (a)	4,136	42,731
Orica Ltd. (a)	5,195	79,111
SmartGroup Corp., Ltd. (a)	30,748	253,596
Sydney Airport (a)	15,435	83,753
		683,567

Belgium – 2.0%
Elia System Operator SA/NV (a)	3,143	256,860

Canada – 10.8%
Artis – REIT	8,515	80,854
Canadian Western Bank	10,132	254,361
Choice Properties – REIT	24,556	267,644
CI Financial Corp.	3,534	51,562
First Capital Realty, Inc.	15,895	264,787
Toromont Industries Ltd.	3,713	179,365
WSP Global, Inc.	4,913	287,137
		1,385,710

Chile – 2.3%
Banco de Credito e Inversiones	1,504	94,722
Empresas CMPC SA (a)	83,411	193,968
		288,690

China – 1.9%
Huazhu Group Ltd. – ADR	926	30,576
Shenzhou International Group Holdings Ltd. (a)	8,913	116,273
WuXi Biologics, Inc. (a)*	9,908	101,031
		247,880

Denmark – 0.3%
Novozymes A/S – Class B (a)	930	39,117

Finland – 1.4%
Stora Enso OYJ (a)	14,363	172,848

France – 3.5%
Alten SA (a)	1,415	161,544
ICADE – REIT (a)	3,246	290,382
		451,926

See Notes to the Financial Statements

Great Lakes Disciplined International Smaller Company Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Shares	Value

COMMON STOCKS – 91.2% (Continued)

Hong Kong – 2.6%
Cafe de Coral Holdings Ltd. (a)	46,659	$124,946
China Resources Beer Holdings Co., Ltd. (a)	26,332	139,511
NWS Holdings, Ltd. (a)	40,982	63,476
		327,933

Italy – 0.5%
Terna Rete Elettrica Nazionale SpA (a)	10,752	69,057

Japan – 14.2%
Aisin Seiki Co., Ltd. (a)	1,507	47,646
Alfresa Holdings Corp. (a)	5,856	131,211
Aozora Bank Ltd. (a)	3,173	79,517
Chugoku Electric Power Co., Inc. (a)	11,202	144,157
IBJ Leasing Co., Ltd. (a)	8,514	231,632
MEITEC Corp. (a)	1,674	82,259
Musashino Bank, Ltd. (a)	4,125	72,028
Nakayama Steel Works Ltd. (a)	10,109	41,196
NHK Spring Co., Ltd. (a)	10,557	80,987
OMRON Corp. (a)	1,830	100,842
Ryoden Corp. (a)	2,964	41,423
Suzuken Co., Ltd. (a)	2,186	117,671
Tokyo Century Corp. (a)	1,871	87,012
Tokyo Seimitsu Co., Ltd. (a)	3,277	97,175
Tokyu Fudosan Holdings Corp. (a)	38,324	245,280
Toyo Seikan Group Holdings, Ltd. (a)	7,877	122,918
Yamaguchi Financial Group, Inc. (a)	14,320	98,900
		1,821,854

Malaysia – 0.3%
Genting Plantations Berhad (a)	13,839	32,701

Mexico – 1.6%
Promotora y Operadora de Infraestructura SAB de CV	23,499	210,138

Netherlands – 3.5%
Aegon NV (a)	19,408	80,604
IMCD NV (a)	2,820	208,400
QIAGEN NV (a)*	4,629	151,594
		440,598

New Zealand – 1.6%
Auckland International Airport Ltd. (a)	34,713	199,043

See Notes to the Financial Statements

Great Lakes Disciplined International Smaller Company Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Shares	Value

COMMON STOCKS – 91.2% (Continued)

Norway – 0.7%
TGS NOPEC Geophysical Co. ASA (a)	3,303	$83,603

Philippines – 2.5%
International Container Terminal Services, Inc. (a)	101,285	235,695
SM Investments Corp. (a)	4,569	85,620
		321,315

Singapore – 5.0%
CapitaLand Ltd. (a)	43,507	111,211
SATS Ltd. (a)	56,499	198,115
Singapore Press Holdings Ltd. (a)	40,934	61,644
UOL Group Ltd. (a)	50,486	274,162
		645,132

South Africa – 4.3%
AngloGold Ashanti Ltd. (a)	12,620	233,360
AVI Ltd. (a)	6,877	37,333
Famous Brands Ltd.	9,739	52,396
Massmart Holdings Ltd.	19,821	57,362
Rand Merchant Investment Holdings Ltd. (a)	84,554	167,029
		547,480

South Korea – 5.5%
Chong Kun Dang Pharmaceutical Corp. (a)	433	30,167
Hanmi Pharmaceutical Co., Ltd. (a)	622	143,322
Il Yang Pharmaceutical Co., Ltd. (a)*	6,218	104,695
Jenax, Inc. (a)*	15,349	66,052
POSCO ICT Co., Ltd. (a)	35,657	150,448
SK Gas Ltd. (a)	1,213	75,392
Young Poong Corp. (a)	258	131,029
		701,105

Spain – 1.3%
Red Electrica Corp. SA (a)	8,248	167,070

Sweden – 1.3%
Indutrade AB (a)	1,207	33,824
Lifco AB (a)	1,252	59,012
Lundin Petroleum AB (a)	1,343	40,261
Svenska Cellulosa AB SCA (a)	4,174	37,194
		170,291

See Notes to the Financial Statements

Great Lakes Disciplined International Smaller Company Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Shares	Value

COMMON STOCKS – 91.2% (Continued)

Switzerland – 6.9%
ALSO Holding AG – REG D (a)	1,753	$250,387
Baloise Holding AG – REG D (a)	1,331	238,482
Banque Cantonale Vaudoise – REG D (a)	316	241,809
Straumann Holding AG (a)	189	154,592
		885,270

United Kingdom – 11.9%
Bellway plc (a)	4,045	166,290
Bunzl plc (a)	3,112	81,346
Diploma plc	6,140	125,547
Halma plc (a)	8,542	206,762
HomeServe plc	18,664	272,166
Rightmove plc (a)	41,813	282,915
Spirax-Sarco Engineering plc (a)	2,545	245,194
SSP Group plc (a)	19,035	144,944
		1,525,164
Total Common Stocks
(Cost $12,291,515)		11,674,352

PREFERRED STOCKS – 4.2%

Brazil – 2.3%
Companhia de Transmissao de Energia Eletrica Paulista	15,505	91,688
Lojas Americanas SA	42,690	203,949
		295,637

Colombia – 1.9%
Bancolombia SA	19,870	245,634
Total Preferred Stocks
(Cost $554,251)		541,271

See Notes to the Financial Statements

Great Lakes Disciplined International Smaller Company Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Shares	Value

MONEY MARKET FUND – 3.5%
First American Government Obligations Fund – Class Z, 1.83%^
Total Money Market Fund
(Cost $446,030)	446,030	$446,030
Total Investments – 98.9%
(Cost $13,291,796)		12,661,653
Other Assets and Liabilities, Net – 1.1%		139,694
Total Net Assets – 100.0%		$12,801,347

(a)	This security is categorized as a Level 2 security in the fair value hierarchy.
*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2019.

REIT – Real Estate Investment Trust
ADR – American Depositary Receipt
REG D –	Regulation D allows capital to be raised through the sale of equity or debt securities without the need to register those securities with the Securities and Exchange Commission.

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

At September 30, 2019, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Industrials	22.7%
Financials	15.2%
Real Estate	13.1%
Materials	8.7%
Consumer Discretionary	8.2%
Information Technology	7.9%
Health Care	7.3%
Utilities	5.7%
Communication Services	3.0%
Consumer Staples	2.1%
Energy	1.5%
Other Assets and Liabilities, Net	4.6%
Total	100.0%

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments (Unaudited)
September 30, 2019

Description	Shares	Value

COMMON STOCKS – 98.0%

Communication Services – 3.4%
Alphabet, Inc. – Class C*	1,333	$1,624,927

Consumer Discretionary – 12.2%
Booking Holdings, Inc.*	930	1,825,227
BorgWarner, Inc.	33,160	1,216,309
Expedia Group, Inc.	7,653	1,028,640
Hasbro, Inc.	4,597	545,618
Mohawk Industries, Inc.*	10,058	1,247,896
		5,863,690

Consumer Staples – 4.8%
Anheuser-Busch InBev SA/NV – ADR	11,932	1,135,330
Philip Morris International, Inc.	15,499	1,176,839
		2,312,169

Energy – 11.0%
Chevron Corp.	9,930	1,177,698
National Oilwell Varco, Inc.	50,405	1,068,586
Royal Dutch Shell – Class A – ADR	29,579	1,740,724
Schlumberger Ltd.	37,346	1,276,113
		5,263,121

Financials# – 27.3%
American Express Co.	12,749	1,507,952
Ameriprise Financial, Inc.	4,972	731,381
Bank of America Corp.	49,497	1,443,828
Berkshire Hathaway, Inc. – Class B*	4,571	950,859
Chubb Ltd.	9,000	1,452,960
Citigroup, Inc.	21,780	1,504,562
Discover Financial Services	16,665	1,351,365
MetLife, Inc.	27,454	1,294,731
PNC Financial Services Group, Inc.	9,895	1,386,883
Prudential Financial, Inc.	16,219	1,458,899
		13,083,420

Health Care – 18.1%
AbbVie, Inc.	18,546	1,404,303
Biogen, Inc.*	6,279	1,461,877
Boston Scientific Corp.*	11,117	452,351
CVS Health Corp.	22,454	1,416,174
McKesson Corp.	8,018	1,095,740

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Shares	Value

COMMON STOCKS – 98.0% (Continued)

Health Care – 18.1% (Continued)
Merck & Co., Inc.	17,980	$1,513,556
UnitedHealth Group, Inc.	6,286	1,366,073
		8,710,074

Industrials – 12.1%
Cummins, Inc.	7,342	1,194,323
General Electric Co.	164,200	1,467,948
Lockheed Martin Corp.	3,260	1,271,596
PACCAR, Inc.	17,409	1,218,804
Wabtec Corp.	9,435	677,999
		5,830,670

Information Technology – 7.0%
Apple, Inc.	3,420	765,977
Intel Corp.	20,517	1,057,241
Oracle Corp.	27,488	1,512,665
		3,335,883

Utilities – 2.1%
Public Service Enterprise Group, Inc.	16,001	993,342
Total Common Stocks
(Cost $45,348,350)		47,017,296

MONEY MARKET FUND – 2.0%
First American Government Obligations Fund – Class Z, 1.83%^
Total Money Market Fund
(Cost $966,899)	966,899	966,899
Total Investments – 100.0%
(Cost $46,315,249)		47,984,195
Other Assets and Liabilities, Net – 0.0%		19,574
Total Net Assets – 100.0%		$48,003,769

*	Non-income producing security.
#	As of September 30, 2019, the Fund had a significant portion of its assets invested in the financials sector. See Note 12 in the Notes to the Financial Statements.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2019.

ADR – American Depositary Receipt

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited)
September 30, 2019

Description	Shares	Value

COMMON STOCKS – 97.5%

Communication Services – 5.5%
Cars.com, Inc.*	124,973	$1,122,257
TripAdvisor, Inc.*	76,657	2,965,093
		4,087,350

Consumer Discretionary – 13.9%
Adtalem Global Education, Inc.*	21,378	814,288
Despegar.com, Corp.*	129,718	1,468,408
Gentex Corp.	37,750	1,039,446
Gildan Activewear, Inc.	65,612	2,329,226
Mattel, Inc.*+	72,459	825,308
Nordstrom, Inc.	41,215	1,387,709
Shutterstock, Inc.*	20,967	757,328
Urban Outfitters, Inc.*	62,229	1,748,013
		10,369,726

Consumer Staples – 2.6%
e.l.f. Beauty, Inc.*	45,601	798,474
Hain Celestial Group, Inc.*	49,453	1,062,003
Spectrum Brands Holdings, Inc.	1,547	81,563
		1,942,040

Energy – 2.0%
Dril-Quip, Inc.*	30,608	1,535,909

Financials – 22.2%
Axis Capital Holdings Ltd.	39,559	2,639,377
Bank OZK	54,691	1,491,424
First American Financial Corp.	20,839	1,229,709
Horace Mann Educators Corp.	27,795	1,287,742
Investors Bancorp, Inc.	253,574	2,880,601
Jefferies Financial Group, Inc.	61,884	1,138,666
PRA Group, Inc.*	120,374	4,067,437
Pzena Investment Management, Inc. – Class A	78,551	700,675
Trupanion, Inc.*+	44,924	1,141,968
		16,577,599

Health Care – 7.0%
Dentsply Sirona, Inc.	16,571	883,400
Luminex Corp.	79,564	1,642,996
MEDNAX, Inc.*	71,232	1,611,268
Patterson Companies, Inc.	60,461	1,077,415
		5,215,079

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Shares	Value

COMMON STOCKS – 97.5% (Continued)

Industrials# – 29.5%
Acuity Brands, Inc.	22,585	$3,044,232
AGCO Corp.	15,168	1,148,217
Armstrong World Industries, Inc.	8,801	851,057
Crane Co.	36,411	2,935,819
KAR Auction Services, Inc.	29,343	720,371
Kirby Corp.*	15,942	1,309,795
Mistras Group, Inc.*	97,937	1,606,167
MSC Industrial Direct Co., Inc. – Class A	29,176	2,116,135
Sensata Technologies Holding plc*	32,033	1,603,572
Standex International Corp.	18,387	1,341,148
UniFirst Corp.	9,037	1,763,299
Valmont Industries, Inc.	8,163	1,130,086
WESCO International, Inc.*	50,757	2,424,662
		21,994,560

Information Technology – 9.1%
Avnet, Inc.	48,416	2,153,786
LogMeIn, Inc.	33,527	2,379,076
SS&C Technologies Holdings, Inc.	19,053	982,563
ViaSat, Inc.*	17,478	1,316,443
		6,831,868

Materials – 3.1%
Intrepid Potash, Inc.*	331,843	1,085,126
NewMarket Corp.	2,563	1,209,967
		2,295,093

Real Estate – 2.6%
Jones Lang LaSalle, Inc.	14,237	1,979,797
Total Common Stocks
(Cost $73,434,459)		72,829,021

MONEY MARKET FUND – 2.5%
First American Government Obligations Fund – Class Z, 1.83%^
Total Money Market Fund
(Cost $1,844,403)	1,844,403	1,844,403

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2019

Description	Shares	Value

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 2.6%
First American Government Obligations Fund – Class Z, 1.83%^
Total Investment Purchased with Proceeds from Securities Lending
(Cost $1,937,222)	1,937,222	$1,937,222
Total Investments – 102.6%
(Cost $77,216,084)		76,610,646
Other Assets and Liabilities, Net – (2.6)%		(1,944,870)
Total Net Assets – 100.0%		$74,665,776

*	Non-income producing security.
+
All or a portion of this security was out on loan at September 30, 2019. Total loaned securities had a market value of $1,915,012 at September 30, 2019. See Note 9 in the Notes to the Financial Statements.

#	As of September 30, 2019, the Fund had a significant portion of its assets invested in the industrials sector. See Note 12 in the Notes to the Financial Statements.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2019.

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Assets and Liabilities (Unaudited)
September 30, 2019

			Disciplined
			International
		Disciplined	Smaller
	Bond Fund	Equity Fund	Company Fund
ASSETS
Investment securities:
At cost	$123,666,277	$36,429,999	$13,291,796
At value	$125,695,122	$42,875,307	$12,661,653
Foreign currencies (cost $597)	—	—	595
Receivable for investment securities sold	—	—	267,649
Dividends & interest receivable	864,418	35,824	67,053
Receivable from adviser	—	—	1,411
Prepaid expenses	17,852	5,874	5,646
Total Assets	126,577,392	42,917,005	13,004,007
LIABILITIES
Distributions payable	183,438	—	—
Payable for investment securities purchased	—	—	151,467
Payable for capital shares redeemed	324,003	3,914	—
Payable to investment adviser	41,809	17,141	—
Payable for audit and tax fees	8,435	7,424	8,957
Payable for fund administration & accounting fees	17,607	9,263	15,780
Payable for compliance fees	1,869	1,869	1,871
Payable for transfer agent fees & expenses	4,768	2,538	2,368
Payable for custody fees	—	313	10,379
Payable for trustee fees	3,947	4,017	4,043
Accrued other fees	11,164	7,690	7,795
Total Liabilities	597,040	54,169	202,660
NET ASSETS	$125,980,352	$42,862,836	$12,801,347

COMPOSITION OF NET ASSETS
Paid-in capital	$125,537,963	$35,168,034	$18,178,100
Total distributable earnings (accumulated loss)	442,389	7,694,802	(5,376,753)
Total net assets	$125,980,352	$42,862,836	$12,801,347

Institutional Class Shares:
Net Assets	$125,980,352	$42,862,836	$12,801,347
Shares issued and outstanding(1)	12,722,780	2,744,744	1,262,645
Net asset value, offering price, and redemption price per share(2)	$9.90	$15.62	$10.14

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 1.00% is assessed against shares redeemed within 60 days of purchase for the Disciplined International Smaller Company Fund only.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Assets and Liabilities (Unaudited) – Continued
September 30, 2019

		Small Cap
	Large Cap	Opportunity
	Value Fund	Fund
ASSETS
Investment securities:
At cost	$46,315,249	$77,216,084
At value(1)	$47,984,195	$76,610,646
Dividends & interest receivable	60,532	27,443
Receivable for capital shares sold	—	54,929
Interest receivable from securities lending	—	7,970
Prepaid expenses	15,980	9,876
Total Assets	48,060,707	76,710,864
LIABILITIES
Payable upon return of securities loaned (Note 9)	—	1,937,222
Payable for capital shares redeemed	2,459	16,676
Payable for audit and tax fees	7,411	7,423
Payable to investment adviser	20,573	36,697
Payable for fund administration & accounting fees	9,024	12,730
Payable for compliance fees	1,869	1,870
Payable for transfer agent fees & expenses	2,769	4,771
Payable for custody fees	5	415
Payable for trustee fees	4,008	4,021
Accrued other fees	8,820	9,609
Accrued distribution fees – Investor Class	—	13,654
Total Liabilities	56,938	2,045,088
NET ASSETS	$48,003,769	$74,665,776

COMPOSITION OF NET ASSETS
Paid-in capital	$44,535,219	$68,272,526
Total distributable earnings	3,468,550	6,393,250
Total net assets	$48,003,769	$74,665,776
(1) Includes loaned securities of:	$—	$1,915,012

Investor Class Shares:
Net Assets	$—	$11,596,898
Shares issued and outstanding(2)	—	705,486
Net asset value, offering price, and redemption price per share	$—	$16.44

Institutional Class Shares:
Net Assets	$48,003,769	$63,068,878
Shares issued and outstanding(2)	3,632,300	3,761,929
Net asset value, offering price, and redemption price per share	$13.22	$16.77

(2)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Operations (Unaudited)
For the Six Months Ended September 30, 2019

			Disciplined
			International
		Disciplined	Smaller
	Bond Fund	Equity Fund	Company Fund
INVESTMENT INCOME:
Interest income	$2,039,845	$3,692	$9,502
Dividend income	30,898	354,067	251,989
Less: Foreign taxes withheld	—	—	(29,535)
Total investment income	2,070,743	357,759	231,956

EXPENSES:
Investment advisory fees (See Note 4)	259,814	129,663	68,811
Fund administration & accounting fees (See Note 4)	47,605	28,807	41,885
Federal & state registration fees	12,212	11,249	11,230
Transfer agent fees & expenses (See Note 4)	11,924	8,631	7,434
Audit and tax fees	8,429	7,417	8,959
Trustee fees (See Note 4)	6,760	6,682	6,663
Compliance fees (See Note 4)	5,490	5,490	5,490
Custody fees (See Note 4)	5,108	2,928	20,238
Postage & printing fees	4,663	2,726	1,426
Other fees	3,033	2,850	4,217
Legal fees	3,006	3,006	3,006
Interest expense	1,696	—	—
Total expenses before waiver	369,740	209,449	179,359
Less: Fee waiver from investment adviser (See Note 4)	—	(25,760)	(79,583)
Total net expenses	369,740	183,689	99,776
NET INVESTMENT INCOME	1,701,003	174,070	132,180

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	566,620	849,823	(794,198)
Foreign currency translation	—	—	(7,038)
Net change in unrealized appreciation (depreciation) of:
Investments	1,942,509	975,470	197,177
Foreign currency translation	—	—	(618)
Net realized and unrealized gain (loss) on investments	2,509,129	1,825,293	(604,677)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,210,132	$1,999,363	$(472,497)

See Notes to the Financial Statements

Great Lakes Funds

Statements of Operations (Unaudited) – Continued
For the Six Months Ended September 30, 2019

		Small Cap
	Large Cap	Opportunity
	Value Fund	Fund
INVESTMENT INCOME:
Interest income	$11,262	$50,012
Dividend income	621,293	383,097
Less: Foreign taxes withheld	(10,349)	(2,638)
Securities lending income	—	23,656
Total investment income	622,206	454,127

EXPENSES:
Investment advisory fees (See Note 4)	144,884	231,322
Fund administration & accounting fees (See Note 4)	27,779	36,409
Federal & state registration fees	11,122	17,484
Transfer agent fees & expenses (See Note 4)	8,869	15,747
Audit and tax fees	7,417	7,417
Trustee fees (See Note 4)	6,682	6,741
Compliance fees (See Note 4)	5,490	5,490
Postage & printing fees	2,949	4,007
Other fees	2,850	3,380
Custody fees (See Note 4)	2,388	3,090
Legal fees	3,006	3,006
Distribution fees – Investor Class (See Note 5)	—	14,497
Total expenses before waiver	223,436	348,590
Less: Fee waiver from investment adviser (See Note 4)	(18,184)	—
Total net expenses	205,252	348,590
NET INVESTMENT INCOME	416,954	105,537

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	204,518	3,556,627
Net change in unrealized appreciation (depreciation) of investments	1,431,913	(3,844,002)
Net realized and unrealized gain (loss) on investments	1,636,431	(287,375)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,053,385	$(181,838)

See Notes to the Financial Statements

Great Lakes Bond Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2019	Ended
	(Unaudited)	March 31, 2019
OPERATIONS:
Net investment income	$1,701,003	$3,536,901
Net realized gain (loss) on investments	566,620	(1,269,120)
Net change in unrealized appreciation (depreciation) of investments	1,942,509	1,751,562
Net increase resulting from operations	4,210,132	4,019,343

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	8,715,098	22,566,668
Proceeds from reinvestment of distributions	542,833	1,174,376
Payments for shares redeemed	(15,776,553)	(28,927,507)
Net decrease in net assets from capital share transactions	(6,518,622)	(5,186,463)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,713,514)	(3,554,845)
TOTAL DECREASE IN NET ASSETS	(4,022,004)	(4,721,965)

NET ASSETS:
Beginning of Period	130,002,356	134,724,321
End of Period	$125,980,352	$130,002,356

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2019	Ended
	(Unaudited)	March 31, 2019
OPERATIONS:
Net investment income	$174,070	$375,646
Net realized gain on investments	849,823	2,172,183
Net change in unrealized appreciation (depreciation) of investments	975,470	1,062,059
Net increase resulting from operations	1,999,363	3,609,888

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	2,313,530	7,281,634
Proceeds from reinvestment of distributions	86,473	2,208,480
Payments for shares redeemed	(4,214,467)	(10,327,728)
Net decrease in net assets from capital share transactions	(1,814,464)	(837,614)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(157,092)	(4,097,499)
TOTAL INCREASE (DECREASE) IN NET ASSETS	27,807	(1,325,225)

NET ASSETS:
Beginning of Period	42,835,029	44,160,254
End of Period	$42,862,836	$42,835,029

See Notes to the Financial Statements

Great Lakes Disciplined International Smaller Company Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2019	Ended
	(Unaudited)	March 31, 2019
OPERATIONS:
Net investment income	$132,180	$186,722
Net realized loss on:
Investments	(794,198)	(4,092,483)
Foreign currency translation	(7,038)	(6,364)
Net change in unrealized appreciation (depreciation) of:
Investments	197,177	(2,192,022)
Foreign currency translation	(618)	(681)
Net decrease resulting from operations	(472,497)	(6,104,828)

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	693,819	5,658,618
Proceeds from reinvestment of distributions	—	350,811
Payments for shares redeemed	(2,034,689)	(20,981,882)
Net decrease in net assets from capital share transactions	(1,340,870)	(14,972,453)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	—	(386,579)
TOTAL DECREASE IN NET ASSETS	(1,813,367)	(21,463,860)

NET ASSETS:
Beginning of Period	14,614,714	36,078,574
End of Period	$12,801,347	$14,614,714

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2019	Ended
	(Unaudited)	March 31, 2019
OPERATIONS:
Net investment income	$416,954	$880,671
Net realized gain on investments	204,518	2,946,662
Net change in unrealized appreciation (depreciation) of investments	1,431,913	(3,050,359)
Net increase resulting from operations	2,053,385	776,974

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	3,006,793	5,831,615
Proceeds from reinvestment of distributions	144,905	3,400,066
Payments for shares redeemed	(3,652,899)	(7,396,950)
Net increase (decrease) in net assets from capital share transactions	(501,201)	1,834,731

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(352,351)	(5,943,215)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,199,833	(3,331,510)

NET ASSETS:
Beginning of Period	46,803,936	50,135,446
End of Period	$48,003,769	$46,803,936

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2019	Ended
	(Unaudited)	March 31, 2019
OPERATIONS:
Net investment income	$105,537	$184,653
Net realized gain on investments	3,556,627	6,961,186
Net change in unrealized appreciation (depreciation) of investments	(3,844,002)	(1,647,961)
Net increase (decrease) resulting from operations	(181,838)	5,497,878

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	2,100,164	4,998,061
Proceeds from reinvestment of distributions	—	811,600
Payments for shares redeemed	(1,321,884)	(2,153,370)
Increase in net assets from Investor Class transactions	778,280	3,656,291
Institutional Class:
Proceeds from shares sold	3,693,761	7,781,068
Proceeds from reinvestment of distributions	—	5,818,034
Payments for shares redeemed	(8,296,348)	(17,295,675)
Decrease in net assets from Institutional Class transactions	(4,602,587)	(3,696,573)
Net decrease in net assets from capital share transactions	(3,824,307)	(40,282)

DISTRIBUTIONS TO SHAREHOLDERS:
Net Distributions to Shareholders – Investor Class	—	(818,542)
Net Distributions to Shareholders – Institutional Class	—	(7,831,072)
Total distributions to shareholders	—	(8,649,614)
TOTAL DECREASE IN NET ASSETS	(4,006,145)	(3,192,018)

NET ASSETS:
Beginning of Period	78,671,921	81,863,939
End of Period	$74,665,776	$78,671,921

See Notes to the Financial Statements

Great Lakes Bond Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Common Share Data

Net asset value, beginning of period	$9.71		$9.68	$9.76	$9.81	$9.92	$9.81

Investment operations:
Net investment income	0.13		0.25	0.22	0.21	0.23	0.27 (1)
Net realized and unrealized
gain (loss) on investments	0.19		0.03	(0.08)	(0.04)	(0.10)	0.13
Total from
investment operations	0.32		0.28	0.14	0.17	0.13	0.40

Less distributions from:
Net investment income	(0.13)		(0.25)	(0.22)	(0.22)	(0.24)	(0.29)
Net realized gains	—		—	—	—	—	—
Total distributions	(0.13)		(0.25)	(0.22)	(0.22)	(0.24)	(0.29)
Net asset value, end of period	$9.90		$9.71	$9.68	$9.76	$9.81	$9.92

Total return	3.31	%(2)	3.02%	1.44%	1.71%	1.40%	4.08%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$125,980		$130,002	$134,724	$120,752	$92,656	$72,433

Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.57	%(3)	0.56%	0.57%	0.60%	0.73%	0.84%
After expense waiver/recoupment	0.57	%(3)	0.61%	0.65%	0.65%	0.65%	0.65%

Ratio of net investment income
to average net assets:
After expense waiver/recoupment	2.62	%(3)	2.65%	2.22%	2.13%	2.32%	2.71%

Portfolio Turnover Rate	58	%(2)	47%	52%	69%	68%	33%

(1)	Per share amounts calculated using average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Common Share Data

Net asset value, beginning of period	$14.97		$15.16	$15.61	$14.41	$14.94	$14.83

Investment operations:
Net investment income	0.06		0.13	0.15	0.22	0.15	0.17
Net realized and unrealized
gain (loss) on investments	0.65		1.13	1.87	1.91	(0.20)	1.58
Total from
investment operations	0.71		1.26	2.02	2.13	(0.05)	1.75

Less distributions from:
Net investment income	(0.06)		(0.14)	(0.15)	(0.22)	(0.15)	(0.21)
Net realized gains	—		(1.31)	(2.32)	(0.71)	(0.33)	(1.43)
Total distributions	(0.06)		(1.45)	(2.47)	(0.93)	(0.48)	(1.64)
Net asset value, end of period	$15.62		$14.97	$15.16	$15.61	$14.41	$14.94

Total return	4.72	%(1)	9.22%	12.76%	14.95%	-0.26%	12.01%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$42,863		$42,835	$44,160	$46,611	$47,852	$51,102

Ratio of expenses to average net assets:
Before expense waiver	0.97	%(2)	0.95%	0.95%	0.92%	0.98%	1.07%
After expense waiver	0.85	%(2)	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of net investment income
to average net assets:
After expense waiver	0.81	%(2)	0.85%	0.91%	1.39%	1.04%	1.19%

Portfolio Turnover Rate	47	%(1)	107%	104%	114%	112%	95%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Great Lakes Disciplined International Smaller Company Fund

Financial Highlights

For a Fund share outstanding throughout each period

Institutional Class

						For The Period
	Six Months Ended					Inception(1)
	September 30,		Year Ended	Year Ended	Year Ended	Through
	2019		March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2019	2018	2017	2016
Per Common Share Data

Net asset value, beginning of period	$10.51		$12.17	$11.21	$9.79	$10.00

Investment operations:
Net investment income	0.11		0.07	0.08	0.08	0.02
Net realized and unrealized
gain (loss) on investments	(0.48)		(1.59)	1.15	1.40	(0.23)
Total from investment operations	(0.37)		(1.52)	1.23	1.48	(0.21)

Less distributions from:
Net investment income	—		—	(0.16)	(0.06)	—
Net realized gains	—		(0.14)	(0.11)	—	—
Total distributions	—		(0.14)	(0.27)	(0.06)	—
Net asset value, end of period	$10.14		$10.51	$12.17	$11.21	$9.79

Total return	-3.52	%(2)	-12.44%	10.99%	15.16%	-2.10	%(2)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$12,801		$14,615	$36,079	$2,345	$2,023

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	2.61	%(3)	1.85%	1.81%	10.97%	15.42	%(3)
After expense reimbursement/waiver	1.45	%(3)	1.45%	1.45%	1.45%	1.45	%(3)

Ratio of net investment income
to average net assets:
After expense reimbursement/waiver	1.92	%(3)	0.64%	0.60%	0.81%	0.77	%(3)

Portfolio Turnover Rate	59	%(2)	113%	99%	107%	30	%(2)

(1)	Inception date of the Fund was December 21, 2015.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Common Share Data

Net asset value, beginning of period	$12.75		$14.29	$15.23	$13.45	$14.11	$13.32

Investment operations:
Net investment income	0.12		0.25	0.20	0.24	0.25	0.21
Net realized and unrealized
gain (loss) on investments	0.45		(0.08)	1.01	2.26	(0.13)	1.00
Total from
investment operations	0.57		0.17	1.21	2.50	0.12	1.21

Less distributions from:
Net investment income	(0.10)		(0.25)	(0.20)	(0.24)	(0.25)	(0.22)
Net realized gains	—		(1.46)	(1.95)	(0.48)	(0.53)	(0.20)
Total distributions	(0.10)		(1.71)	(2.15)	(0.72)	(0.78)	(0.42)
Net asset value, end of period	$13.22		$12.75	$14.29	$15.23	$13.45	$14.11

Total return	4.44	%(1)	1.98%	7.36%	18.87%	1.11%	9.08%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$48,004		$46,804	$50,135	$50,902	$46,137	$42,213

Ratio of expenses to average net assets:
Before expense waiver	0.92	%(2)	0.90%	0.90%	0.91%	1.01%	1.11%
After expense waiver	0.85	%(2)	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of net investment income
to average net assets:
After expense waiver	1.73	%(2)	1.76%	1.28%	1.66%	1.82%	1.57%

Portfolio Turnover Rate	14	%(1)	42%	61%	48%	67%	22%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Investor Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Common Share Data

Net asset value, beginning of period	$16.50		$17.36	$17.24	$14.36	$16.44	$18.74

Investment operations:
Net investment income (loss)	—		(0.01)	0.02	0.04	0.07	0.03
Net realized and unrealized
gain (loss) on investments	(0.06)		1.05	1.35	2.90	(1.10)	0.13
Total from
investment operations	(0.06)		1.04	1.37	2.94	(1.03)	0.16

Less distributions from:
Net investment income	—		—	(0.06)	(0.06)	(0.01)	(0.01)
Net realized gains	—		(1.90)	(1.19)	—	(1.04)	(2.45)
Total distributions	—		(1.90)	(1.25)	(0.06)	(1.05)	(2.46)
Net asset value, end of period	$16.44		$16.50	$17.36	$17.24	$14.36	$16.44

Total return	-0.36	%(1)	7.28%	7.98%	20.47%	-5.80%	0.74%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$11,597		$10,868	$7,238	$9,772	$9,868	$15,933

Ratio of expenses to average net assets:
Before expense recoupment	1.12	%(2)	1.10%	1.10%	1.10%	1.13%	1.14%
After expense recoupment	1.12	%(2)	1.10%	1.10%	1.10%	1.13%	1.15%

Ratio of net investment income
to average net assets:
After expense recoupment	0.06	%(2)	0.00%	0.05%	0.14%	0.36%	0.15%

Portfolio Turnover Rate	27	%(1)	115%	101%	106%	102%	102%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Common Share Data

Net asset value, beginning of period	$16.80		$17.64	$17.51	$14.58	$16.65	$18.95

Investment operations:
Net investment income	0.03		0.04	0.06	0.06	0.11	0.06
Net realized and unrealized
gain (loss) on investments	(0.06)		1.06	1.37	2.97	(1.11)	0.14
Total from
investment operations	(0.03)		1.10	1.43	3.03	(1.00)	0.20

Less distributions from:
Net investment income	—		(0.04)	(0.11)	(0.10)	(0.03)	(0.05)
Net realized gains	—		(1.90)	(1.19)	—	(1.04)	(2.45)
Total distributions	—		(1.94)	(1.30)	(0.10)	(1.07)	(2.50)
Net asset value, end of period	$16.77		$16.80	$17.64	$17.51	$14.58	$16.65

Total return	-0.18	%(1)	7.51%	8.21%	20.78%	-5.57%	1.01%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$63,069		$67,804	$74,626	$72,171	$60,631	$79,765

Ratio of expenses to average net assets:
Before expense recoupment	0.87	%(2)	0.85%	0.85%	0.85%	0.88%	0.89%
After expense recoupment	0.87	%(2)	0.85%	0.85%	0.85%	0.88%	0.90%

Ratio of net investment income
to average net assets:
After expense recoupment	0.31	%(2)	0.25%	0.30%	0.39%	0.61%	0.40%

Portfolio Turnover Rate	27	%(1)	115%	101%	106%	102%	102%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Great Lakes Funds

Notes to the Financial Statements (Unaudited)
September 30, 2019

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Great Lakes Bond Fund (“Bond Fund”), Great Lakes Disciplined Equity Fund (“Disciplined Equity Fund”), Great Lakes Disciplined International Smaller Company Fund (“Disciplined International Smaller Company Fund”), Great Lakes Large Cap Value Fund (“Large Cap Value Fund”), and Great Lakes Small Cap Opportunity Fund (“Small Cap Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is total return.  Additionally, the Bond Fund has an emphasis on current income.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Bond Fund and Large Cap Value Fund commenced operations on September 28, 2012.  The Disciplined Equity Fund commenced operations on June 1, 2009, the Disciplined International Smaller Company Fund commenced operations on December 21, 2015, and the Small Cap Opportunity Fund commenced operations on December 5, 2008.  The Small Cap Opportunity Fund currently offers two classes of shares, the Investor Class and the Institutional Class.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class.  The Bond Fund, Disciplined Equity Fund, Disciplined International Smaller Company Fund and Large Cap Value Fund currently offer only Institutional Class shares.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended September 30, 2019, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.  As of and during the period ended September 30, 2019, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. tax authorities for the years prior to March 31, 2016.

Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Gains realized by the Funds on the sale of securities in certain countries may also be subject to non-U.S. taxes.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2019

The Bond Fund will declare daily and pay monthly distributions of net investment income. The Large Cap Value Fund and the Disciplined Equity Fund will make distributions, if any, of net investment income quarterly. The Disciplined International Smaller Company Fund and the Small Cap Opportunity Fund will make distributions, if any, of net investment income annually. The Funds will also distribute net capital gains, if any, at least annually, typically during the month of December. The Funds may make additional distributions if deemed to be desirable any time during the year.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.  The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees (the “Board”) as reflecting fair value.  The Funds will not hold more than 15% of the value of their net assets in illiquid securities.  At September 30, 2019, the Funds did not hold any illiquid securities.

Security Loans – When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral.  The Funds also continue to receive dividends on the securities loaned.  The loans are secured by collateral at least equal to 105% of the value

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2019

of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily.  Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.  The Funds have the right under the lending agreement to recover the securities from the borrower on demand.  Currently, only the Small Cap Opportunity Fund is eligible to participate in securities lending.  See Note 9.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities, including common stocks and exchange traded funds (“ETFs”) and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated.  In such cases, these securities are categorized in Level 2 of the fair value hierarchy.

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2019

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their NAV per share and are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities – Asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value each Fund’s securities as of September 30, 2019:

Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$81,036,076	$—	$81,036,076
Municipal Bonds	—	16,775,854	—	16,775,854
U.S. Government Agency
Mortgage-Backed Securities	—	13,916,628	—	13,916,628
Commercial Mortgage-Backed Securities	—	8,935,371	—	8,935,371
U.S. Treasury Security	—	2,973,001	—	2,973,001
Investment Company	1,382,207	—	—	1,382,207
Money Market Fund	675,985	—	—	675,985
Total Investments	$2,058,192	$123,636,930	$—	$125,695,122

Disciplined Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$42,736,229	$—	$—	$42,736,229
Money Market Fund	139,078	—	—	139,078
Total Investments	$42,875,307	$—	$—	$42,875,307

Disciplined International Smaller Company Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,228,617	$9,445,735	$—	$11,674,352
Preferred Stocks	541,271	—	—	541,271
Money Market Fund	446,030	—	—	446,030
Total Investments	$3,215,917	$9,445,734	$—	$12,661,653

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2019

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$47,017,296	$—	$—	$47,017,296
Money Market Fund	966,899	—	—	966,899
Total Investments	$47,984,195	$—	$—	$47,984,195

Small Cap Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$72,829,021	$—	$—	$72,829,021
Investment Purchased with Proceeds
from Securities Lending	1,937,222	—	—	1,937,222
Money Market Fund	1,844,403	—	—	1,844,403
Total Investments	$76,610,646	$—	$—	$76,610,646

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Great Lakes Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Bond Fund	0.40%
Disciplined Equity Fund	0.60%
Disciplined International Smaller Company Fund	1.00%
Large Cap Value Fund	0.60%
Small Cap Opportunity Fund	0.60%

The Funds’ Adviser has contractually agreed to waive its management fees and pay Fund expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund	Investor Class	Institutional Class
Bond Fund	N/A	0.65%
Disciplined Equity Fund	N/A	0.85%
Disciplined International Smaller Company Fund	N/A	1.45%
Large Cap Value Fund	N/A	0.85%
Small Cap Opportunity Fund	1.24%	0.99%

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Funds’ prospectus.  After

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2019

that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

	October 2019 –	April 2020 –	April 2021 –	April 2022 –
Fund	March 2020	March 2021	March 2022	September 2022
Bond Fund	$—	$—	$—	$—
Disciplined Equity Fund	13,097	45,649	44,304	25,760
Disciplined International
Smaller Company Fund	102,548	97,055	116,121	79,583
Large Cap Value Fund	11,182	24,064	23,953	18,184
Small Cap Opportunity Fund	—	—	—	—

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended September 30, 2019, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Small Cap Opportunity Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended September 30, 2019, the Fund’s Investor Class incurred the following expenses pursuant to the Plan:

Fund	Amount
Small Cap Opportunity Fund	$14,497

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2019

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Bond Fund		Disciplined Equity Fund
	Six Months Ended		Six Months Ended
	September 30, 2019	Year Ended	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019	(Unaudited)	March 31, 2019
Institutional Class:
Shares sold	888,734	2,353,504	150,303	474,749
Shares issued in reinvestment
of distributions	55,075	122,324	5,576	160,090
Shares redeemed	(1,603,280)	(3,017,953)	(272,909)	(686,311)
Net decrease in capital shares	(659,471)	(542,125)	(117,030)	(51,472)

	Disciplined International
	Smaller Company Fund		Large Cap Value Fund
	Six Months Ended		Six Months Ended
	September 30, 2019	Year Ended	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019	(Unaudited)	March 31, 2019
Institutional Class:
Shares sold	65,956	495,048	228,232	414,957
Shares issued in reinvestment
of distributions	—	35,724	10,961	281,962
Shares redeemed	(194,407)	(2,103,169)	(276,543)	(534,894)
Net increase (decrease)
in capital shares	(128,451)	(1,572,397)	(37,350)	162,025

	Small Cap Opportunity Fund
	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
Investor Class:
Shares sold	126,437	310,997
Shares issued in reinvestment
of distributions	—	54,838
Shares redeemed	(79,747)	(123,959)
Net increase	46,690	241,876
Institutional Class:
Shares sold	219,225	447,615
Shares issued in reinvestment
of distributions	—	386,067
Shares redeemed	(492,282)	(1,028,106)
Net decrease	(273,057)	(194,424)
Net increase (decrease)
in capital shares	(226,367)	47,452

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2019

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended September  30, 2019, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Bond Fund	$43,388,242	$40,464,325	$27,646,249	$33,229,189
Disciplined Equity Fund	—	—	19,943,344	20,961,156
Disciplined International
Smaller Company Fund	—	—	7,618,662	8,181,424
Large Cap Value Fund	—	—	6,800,053	6,601,600
Small Cap Opportunity Fund	—	—	19,482,376	21,602,460

8.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2019, the Funds’ most recently completed fiscal year end, were as follows:

	Aggregate Gross	Aggregate Gross	Net Appreciation	Federal Income
Fund	Appreciation	Depreciation	(Depreciation)	Tax Cost
Bond Fund	$858,125	$(805,578)	$52,547	$129,837,988
Disciplined Equity Fund	6,088,733	(677,646)	5,411,087	37,408,767
Disciplined International
Smaller Company Fund	442,560	(1,293,532)	(850,972)	15,287,320
Large Cap Value Fund	4,391,300	(4,325,280)	66,020	47,119,786
Small Cap Opportunity Fund	6,493,343	(3,917,884)	2,575,459	78,728,564

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the differences in tax treatment of wash sales, distributions payable and passive foreign investment company income.

At March 31, 2019, the Funds’ most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

					Total
					Distributable
	Undistributed	Undistributed	Other	Unrealized	Earnings
	Ordinary	Long-Term	Accumulated	Appreciation	(Accumulated
Fund	Income	Capital Gains	Losses	(Depreciation)	Losses)
Bond Fund	$173,183	$—	$(2,279,959)	$52,547	$(2,054,229)
Disciplined Equity Fund	—	441,444	—	5,411,087	5,852,531
Disciplined International
Smaller Company Fund	151,445	—	(4,204,729)	(850,972)	(4,904,256)
Large Cap Value Fund	—	1,701,496	—	66,020	1,767,516
Small Cap Opportunity Fund	2,783,277	1,216,352	—	2,575,459	6,575,088

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2019

As of March 31, 2019, the Funds’ most recently completed fiscal year end, the Funds had the following in capital loss carryovers, which will be permitted to be carried over for an unlimited period.

Fund	Short-Term	Long-Term
Bond Fund	$483,714	$1,580,552
Disciplined Equity Fund	—	—
Disciplined International Smaller Company Fund	3,897,834	306,895
Large Cap Value Fund	—	—
Small Cap Opportunity Fund	—	—

The Funds did not utilize any capital loss carryovers during the year ended March 31, 2019.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of each Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended March 31, 2019, the Funds do not plan to defer any late year losses.

The tax character of distributions paid during the period ended September 30, 2019, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains**	Total
Bond Fund	$1,713,514	$—	$1,713,514
Disciplined Equity Fund	157,092	—	157,092
Disciplined International Smaller Company Fund	—	—	—
Large Cap Value Fund	352,351	—	352,351
Small Cap Opportunity Fund	—	—	—

The tax character of distributions paid during the year ended March 31, 2019, the Funds’ most recently completed fiscal year end, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains**	Total
Bond Fund	$3,554,845	$—	$3,554,845
Disciplined Equity Fund	1,037,281	3,060,218	4,097,499
Disciplined International Smaller Company Fund	335,238	51,341	386,579
Large Cap Value Fund	1,411,016	4,532,199	5,943,215
Small Cap Opportunity Fund	3,468,318	5,181,296	8,649,614

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
**
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2019. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

9.  SECURITIES LENDING

Following the terms of a securities lending agreement with the Funds’ Custodian, the Funds may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2019

of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily.  Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned.  During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution.  Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price.  Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.  Currently, only the Small Cap Opportunity Fund is eligible to participate in securities lending.  As of September 30, 2019, the Small Cap Opportunity Fund had securities on loan with a value of $1,915,012 and collateral value of $1,937,222.

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class Z (a money market fund subject to Rule 2a-7 under the 1940 Act).  The remaining contractual maturity of all securities lending transactions is overnight and continuous.  The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures are required.  The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

10. LINE OF CREDIT

The Funds have established an unsecured line of credit (“LOC”) in the amount of $25,000,000, 15% of a Fund’s gross market value or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed on July 25, 2020. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the Custodian. Interest is charged at the prime rate which was 5.00% as of September 30, 2019. The interest rate during the period was between 5.00%-5.50%. The Funds have authorized U.S. Bank N.A. to charge any of the accounts of the Funds for any missed payments. For the period ended September 30, 2019, the Disciplined Equity Fund, Disciplined International Smaller Company Fund, Large Cap Value Fund and Small Cap Opportunity Fund did not have any borrowings under the LOC. For the period ended September 30, 2019, the Bond Fund LOC activity was as follows:

			Amount
			Outstanding as			Date of
		Average	of September 30,	Interest	Maximum	Maximum
LOC Agent	Fund	Borrowings	2019	Expense	Borrowing	Borrowing
U.S. Bank N.A.	Bond Fund	$33,293	$ —	$1,696	$1,561,000	08/29/2019

11.  PRINCIPAL RISKS – DISCIPLINED INTERNATIONAL SMALLER COMPANY FUND

Currency Risk – When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2019

increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets at risk of total loss. Currency risks may be greater in emerging and frontier market countries than in developed market countries.

Emerging Markets Risk – Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

Foreign Securities Risk – Investing in foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

12.  SECTOR RISK

As of September 30, 2019, the Bond Fund and the Large Cap Value Fund had a significant portion of its assets invested in the financials sector.  The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.  The Disciplined Equity Fund had a significant portion of its assets invested in the information technology sector.  The information technology sector may be more sensitive to short product cycles, competition and more aggressive pricing than the overall market.  The Small Cap Opportunity Fund had a significant portion of its assets invested in the industrials sector.  The industrials sector may be more greatly impacted by adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities.

13.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of September 30, 2019, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Bond Fund	Lafoba & Co.	68.04%
	Wells Fargo Clearing	27.45%

Disciplined Equity Fund	Lafoba & Co.	43.23%
	Wells Fargo Clearing	32.24%

Disciplined International
Smaller Company Fund	Wells Fargo Clearing	83.10%

Large Cap Value Fund	Lafoba & Co.	37.54%
	Wells Fargo Clearing	28.17%

Small Cap Opportunity Fund	Wells Fargo Clearing	38.78%

Great Lakes Funds

Additional Information (Unaudited)
September 30, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  Each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, each Fund’s Form N-Q is available without charge upon request by calling 1-855-278-2020.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-278-2020.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-855-278-2020, or (2) on the SEC’s website at www.sec.gov.

 (This Page Intentionally Left Blank.)

Great Lakes Funds

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Great Lakes Advisors, LLC
231 South LaSalle Street, 4th Floor
Chicago, Illinois 60604

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, Wisconsin 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-855-278-2020.

GK-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    December 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    December 3, 2019

By (Signature and Title)*    /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    December 3, 2019

* Print the name and title of each signing officer under his or her signature.